Digital Currency and Risk Management - Schedule of digital currency and risk management (Details) $ in Thousands	9 Months Ended
Dec. 31, 2024 USD ($)
Bitcoin [Member]
Digital Currency And Risk Management [Line Items]
Impact of 5% variance in price	$ 13,022